Employees and directors, Staff Costs (Details) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Staff costs [Abstract]
Wages and salaries	$ 1,187.3	$ 1,204.4	$ 1,819.2
Redundancy and termination costs (non-exceptional)	1.0	0.5	2.1
Social security costs	97.5	93.6	159.0
Other pension costs	41.6	41.7	50.4
Short-term employee benefits expense	1,327.4	1,340.2	2,030.7
Cost of employee share schemes (Share-based payments section below)	17.0	68.8	64.3
Total	$ 1,344.4	$ 1,409.0	$ 2,095.0